TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Group’s deferred tax liabilities and assets are as follows:

		December 31,
		2017	2016
1.	Provided in respect of the following:

	Carryforward tax losses	$36,199	$39,734
	Property, equipment and intangibles	1,484	3,936
	Deferred revenues	2,224	902
	Research and development costs	1,716	2,228
	Other	10,154	6,328

	Gross deferred tax assets	51,777	53,128

	Valuation allowance	(44,882)	(48,225)

	Net deferred tax assets	6,895	4,903

	Gross deferred tax liabilities
	Property, equipment and intangibles	(3,098)	(4,839)
	Subsidy income	(3,093)	-
	Other	(829)	-

	Gross deferred tax liabilities	(7,020)	(4,839)

	Net deferred tax assets (liabilities)	$(125)	$64

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

		Current assets	$-	$64
		Long term receivables	$861	$-
		Long term liabilities	$(986)	$-

Reconciliation of Statutory Tax Rate to Effective Tax Rate
Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2017	2016	2015
Income (loss) before taxes on income from continuing operations, as reported in the consolidated statements of income (loss)	$6,554	$(4,088)	$(50,944)

Statutory tax rate	24.0%	25.0%	26.5%

Theoretical taxes on income (tax benefit)	$1,573	$(1,022)	$(13,500)
Currency differences	(3,225)	(2,174)	1,709
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	2,849	(5,580)	(131)
Changes in valuation allowance	(3,343)	11,832	6,273
Forfeiture of carryforward tax losses	622	261	929
Goodwill impairment	-	-	6,937
Exempt revenues - subsidy	(2,646)	(4,224)	(2,573)
U.S. Tax Cuts and Jobs Acts effect	2,138	-	-
Nondeductible expenses and other differences	1,785	2,159	1,546

	$(247)	$1,252	$1,190

Schedule of Taxes on Income
Taxes on income (tax benefit) included in the consolidated statements of income (loss):

	Year ended December 31,
	2017	2016	2015

Current	$(436)	$1,248	$1,189
Deferred	189	4	1

	$(247)	$1,252	$1,190

Domestic	$768	$555	$679
Foreign	(1,015)	697	511

	$(247)	$1,252	$1,190

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income (tax benefit) from continuing operations:

	Year ended December 31,
	2017	2016	2015

Domestic	$1,289	$(8,056)	$(12,273)
Foreign	5,265	3,968	(38,671)

	$6,554	$(4,088)	$(50,944)

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2017	2016

Balance at beginning of year	$776	$871
Settlements with tax authorities	(718)	-
Reductions for prior years' tax position	(58)	(95)
Additions for prior years' tax position	129	-

Balance at the end of year	$129	$776